Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	100,000,000	100,000,000	100,000,000
Preferred stock, Issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	900,000,000	900,000,000	900,000,000
Common stock, Issued	45,512,500	45,512,500	32,000,000
Common stock, outstanding	45,512,500	45,512,500	32,000,000